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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-04629

                                VAN KAMPEN TRUST
               (Exact name of registrant as specified in charter)

             522 Fifth Avenue, New York, New York         10036
            (Address of principal executive offices)   (Zip code)

                           Stefanie V. Chang Yu, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 3/31

Date of reporting period: 7/1/08-6/30/09

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04629
Reporting Period: 07/01/2008 - 06/30/2009
Van Kampen Trust









==================== VAN KAMPEN CORE PLUS FIXED INCOME FUND ====================


GSAMP TR 2006-S6

Ticker:                      Security ID:  3622MAAB7
Meeting Date: SEP 26, 2008   Meeting Type: Written Consent
Record Date:  JUL 24, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Terms and Conditions of Trustees    None      Against      Management
      Transmittal Dated July 30, 2008 and the
      Securities Consent Attached to This
      Ballot




================ VAN KAMPEN INFLATION-LINKED FIXED INCOME FUND =================

     There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================== VAN KAMPEN MANAGED SHORT TERM INCOME FUND ===================

     There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
 ========== END NPX REPORT
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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Van Kampen Trust


By (Signature and Title)*               /s/ Edward C. Wood III
                                        ----------------------------------------
                                        Edward C. Wood III
                                        President and Principal Executive
                                        Officer -- Office of the Funds

Date August 28, 2009

----------
* Print the name and title of each signing officer under his or her signature.